Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2018
Not Designated as Hedging Instrument [Member]
Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2017 and 2018:

	March 31, 2017			March 31, 2018
	Notional Amount (US$)	Prepaid Expenses and Other Current Asset (INR)	Other Assets (INR)	Notional Amount (US$)	Prepaid Expenses and Other Current Asset (INR)	Other Assets (INR)
Foreign currency option contracts	12,111	63,818	61,120	5,852	48,837	—

Cash Flow Hedging [Member]
Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2017 and 2018:

	March 31, 2018
	Notional Amount (US$)	Current Liabilities (INR)	Other Liabilities (INR)	Other Liabilities (US$)
Foreign currency option contracts	499,602	—	331,314	5,089